Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 86.7%
Advertising - 0.1%
Omnicom Group, Inc.	10	$728
The Interpublic Group of Cos., Inc.	20	707
		1,435
Aerospace/Defense - 1.3%
General Dynamics Corp.	12	2,352
Howmet Aerospace, Inc. (a)	20	657
L3Harris Technologies, Inc.	10	2,267
Lockheed Martin Corp.	12	4,460
Northrop Grumman Corp.	8	2,904
Raytheon Technologies Corp.	76	6,608
Teledyne Technologies, Inc. (a)	2	906
The Boeing Co. (a)	28	6,342
TransDigm Group, Inc. (a)	2	1,282
		27,778
Agriculture - 0.7%
Altria Group, Inc.	92	4,420
Archer-Daniels-Midland Co.	28	1,672
Philip Morris International, Inc.	78	7,807
		13,899
Airlines - 0.2%
Alaska Air Group, Inc. (a)	6	348
American Airlines Group, Inc. (a)	32	652
Delta Air Lines, Inc. (a)	32	1,277
Southwest Airlines Co. (a)	30	1,516
United Airlines Holdings, Inc. (a)	16	747
		4,540
Apparel - 0.7%
Hanesbrands, Inc.	18	329
NIKE, Inc. - Class B	64	10,721
PVH Corp. (a)	4	418
Ralph Lauren Corp. - Class A	2	227
Tapestry, Inc. (a)	14	592
Under Armour, Inc. - Class A (a)	10	205
Under Armour, Inc. - Class C (a)	10	175
VF Corp.	16	1,283
		13,950
Auto Manufacturers - 1.7%
Cummins, Inc.	8	1,857
Ford Motor Co. (a)	194	2,706
General Motors Co. (a)	64	3,638
PACCAR, Inc.	18	1,494
Tesla Motors, Inc. (a)	38	26,113
		35,808
Auto Parts & Equipment - 0.1%
Aptiv PLC - ADR (a)	14	2,336
BorgWarner, Inc.	12	588
		2,924
Banks - 4.4%
Bank of America Corp.	376	14,423
Citigroup, Inc.	102	6,897
Citizens Financial Group, Inc.	22	928
Comerica, Inc.	6	412
Fifth Third Bancorp	36	1,306
First Republic Bank	8	1,560
Huntington Bancshares, Inc.	74	1,042
JPMorgan Chase & Co.	150	22,767
KeyCorp.	48	944
M&T Bank Corp.	6	803
Morgan Stanley	74	7,103
Northern Trust Corp.	10	1,128
Regions Financial Corp.	48	924
State Street Corp.	18	1,569
SVB Financial Group (a)	2	1,100
The Bank of New York Mellon Corp.	40	2,053
The Goldman Sachs Group, Inc.	16	5,998
The PNC Financial Services Group, Inc.	22	4,013
Truist Financial Corp.	66	3,592
US Bancorp	68	3,777
Wells Fargo & Co.	206	9,464
Zions Bancorp	8	417
		92,220
Beverages - 1.3%
Brown-Forman Corp. - Class B	10	709
Constellation Brands, Inc. - Class A	8	1,795
Molson Coors Brewing Co. - Class B (a)	10	489
Monster Beverage Corp. (a)	18	1,698
PepsiCo, Inc.	68	10,672
The Coca-Cola Co.	192	10,950
		26,313
Biotechnology - 1.6%
Amgen, Inc.	28	6,763
Biogen, Inc. (a)	8	2,614
Bio-Rad Laboratories, Inc. - Class A (a)	2	1,479
Corteva, Inc.	36	1,540
Gilead Sciences, Inc.	62	4,234
Illumina, Inc. (a)	8	3,966
Incyte Corp. (a)	10	773
Moderna, Inc. (a)	16	5,658
Regeneron Pharmaceuticals, Inc. (a)	6	3,448
Vertex Pharmaceuticals, Inc. (a)	12	2,419
		32,894
Building Materials - 0.4%
Carrier Global Corp.	40	2,210
Fortune Brands Home & Security, Inc.	6	585
Johnson Controls International PLC - ADR	36	2,571
Martin Marietta Materials, Inc.	4	1,453
Masco Corp.	12	717
Vulcan Materials Co.	6	1,080
		8,616
Chemicals - 1.5%
Air Products & Chemicals, Inc.	12	3,493
Albemarle Corp.	6	1,236
Celanese Corp. - Class A	6	935
CF Industries Holdings, Inc.	10	473
Dow, Inc.	38	2,362
DuPont de Nemours, Inc.	26	1,951
Eastman Chemical Co.	6	676
Ecolab, Inc.	12	2,650
FMC Corp.	6	642
International Flavors & Fragrances, Inc.	12	1,808
Linde PLC - ADR	26	7,992
LyondellBasell Industries NV - Class A - ADR	12	1,192
Mosaic Co.	18	562
PPG Industries, Inc.	12	1,962
The Sherwin-Williams Co.	12	3,492
		31,426
Commercial Services - 2.1%
Automatic Data Processing, Inc.	22	4,612
Cintas Corp.	4	1,577
Equifax, Inc.	6	1,564
FleetCor Technologies, Inc. (a)	4	1,033
Gartner, Inc. (a)	4	1,059
Global Payments, Inc.	14	2,708
IHS Markit Ltd. - ADR	18	2,103
MarketAxess Holdings, Inc.	2	950
Moody's Corp.	8	3,008
Nielsen Holdings PLC - ADR	18	426
PayPal Holdings, Inc. (a)	58	15,981
Quanta Services, Inc.	6	545
Robert Half International, Inc.	6	589
Rollins, Inc.	12	460
S&P Global, Inc.	12	5,145
United Rentals, Inc. (a)	4	1,318
Verisk Analytics, Inc.	8	1,519
		44,597
Computers - 6.7%
Accenture PLC - Class A - ADR	32	10,166
Apple, Inc.	780	113,771
Cognizant Technology Solutions Corp. - Class A	26	1,912
DXC Technology Co. (a)	12	480
Fortinet, Inc. (a)	6	1,633
Hewlett Packard Enterprise Co.	64	928
HP, Inc.	60	1,732
International Business Machines Corp.	44	6,202
Leidos Holdings, Inc.	6	638
NetApp, Inc.	12	955
Seagate Technology Holdings Plc - ADR	10	879
Western Digital Corp. (a)	16	1,039
		140,335
Cosmetics/Personal Care - 1.2%
Colgate-Palmolive Co.	42	3,339
The Estee Lauder Cos., Inc.	12	4,006
The Procter & Gamble Co.	122	17,352
		24,697
Distribution/Wholesale - 0.3%
Copart, Inc. (a)	10	1,470
Fastenal Co.	28	1,534
LKQ Corp. (a)	14	710
Pool Corp.	2	956
W.W. Grainger, Inc.	2	889
		5,559
Diversified Financial Services - 3.7%
American Express Co.	32	5,457
Ameriprise Financial, Inc.	6	1,545
BlackRock, Inc.	8	6,937
Capital One Financial Corp.	22	3,558
Cboe Global Markets, Inc.	6	711
CME Group, Inc.	18	3,818
Discover Financial Services	16	1,989
Franklin Resources, Inc.	14	414
Intercontinental Exchange, Inc.	28	3,355
Invesco Ltd. - ADR	18	439
MasterCard, Inc. - Class A	44	16,981
Nasdaq, Inc.	6	1,120
Raymond James Financial, Inc.	6	777
Synchrony Financial	26	1,223
T Rowe Price Group, Inc.	12	2,450
The Charles Schwab Corp.	74	5,028
The Western Union Co.	20	464
Visa, Inc. - Class A	84	20,697
		76,963
Electric - 2.1%
Alliant Energy Corp.	12	702
Ameren Corp.	12	1,007
American Electric Power Co., Inc.	24	2,115
CenterPoint Energy, Inc.	28	713
CMS Energy Corp.	14	865
Consolidated Edison, Inc.	18	1,328
Dominion Energy, Inc.	40	2,995
DTE Energy Co.	10	1,173
Duke Energy Corp.	38	3,994
Edison International	18	981
Entergy Corp.	10	1,029
Evergy, Inc.	12	783
Eversource Energy	18	1,553
Exelon Corp.	48	2,247
FirstEnergy Corp.	28	1,073
NextEra Energy, Inc.	98	7,634
NRG Energy, Inc.	12	495
Pinnacle West Capital Corp.	6	501
PPL Corp.	38	1,078
Public Service Enterprise Group, Inc.	26	1,618
Sempra Energy	16	2,090
Southern Co.	52	3,321
The AES Corp.	34	806
WEC Energy Group, Inc.	16	1,506
Xcel Energy, Inc.	26	1,775
		43,382
Electrical Components & Equipment - 0.3%
AMETEK, Inc.	12	1,669
Emerson Electric Co.	30	3,027
Generac Holdings, Inc. (a)	4	1,677
		6,373
Electronics - 1.2%
Agilent Technologies, Inc.	16	2,452
Allegion PLC - ADR	4	546
Amphenol Corp. - Class A	30	2,175
Fortive Corp.	16	1,163
Garmin Ltd. - ADR	8	1,258
Honeywell International, Inc.	34	7,949
Keysight Technologies, Inc. (a)	10	1,645
Mettler-Toledo International, Inc. (a)	2	2,947
TE Connectivity Ltd. - ADR	16	2,359
Trimble, Inc. (a)	12	1,026
Waters Corp. (a)	4	1,559
		25,079
Energy-Alternate Sources - 0.1%
Enphase Energy, Inc. (a)	6	1,138
Engineering & Construction - 0.0% (b)
Jacobs Engineering Group, Inc.	6	812
Entertainment - 0.1%
Caesars Entertainment, Inc. (a)	10	874
Live Nation Entertainment, Inc. (a)	8	631
Penn National Gaming, Inc. (a)	8	547
		2,052
Environmental Control - 0.2%
Pentair PLC - ADR	8	589
Republic Services, Inc.	10	1,184
Waste Management, Inc.	20	2,965
		4,738
Food - 0.9%
Campbell Soup Co.	10	437
Conagra Brands, Inc.	24	804
General Mills, Inc.	30	1,766
Hormel Foods Corp.	14	649
Kellogg Co.	12	760
Lamb Weston Holdings, Inc.	8	534
McCormick & Co., Inc.	12	1,010
Mondelez International, Inc. - Class A	70	4,428
Sysco Corp.	26	1,929
The Hershey Co.	8	1,431
The JM Smucker Co.	6	787
The Kraft Heinz Co.	32	1,231
The Kroger Co.	38	1,547
Tyson Foods, Inc. - Class A	14	1,001
		18,314
Forest Products & Paper - 0.1%
International Paper Co.	20	1,155
Gas - 0.0% (b)
Atmos Energy Corp.	6	592
NiSource, Inc.	20	495
		1,087
Hand/Machine Tools - 0.1%
Snap-On, Inc.	2	436
Stanley Black & Decker, Inc.	8	1,576
		2,012
Healthcare-Products - 3.6%
Abbott Laboratories	88	10,646
ABIOMED, Inc. (a)	2	654
Align Technology, Inc. (a)	4	2,783
Baxter International, Inc.	26	2,011
Boston Scientific Corp. (a)	70	3,192
Danaher Corp.	32	9,520
DENTSPLY SIRONA, Inc.	10	660
Edwards Lifesciences Corp. (a)	30	3,368
Henry Schein, Inc. (a)	6	481
Hologic, Inc. (a)	12	901
IDEXX Laboratories, Inc. (a)	4	2,714
Intuitive Surgical, Inc. (a)	6	5,949
Medtronic PLC - ADR	66	8,667
PerkinElmer, Inc.	6	1,093
ResMed, Inc.	8	2,174
STERIS PLC - ADR	4	872
Stryker Corp.	16	4,335
Teleflex, Inc.	2	795
The Cooper Cos., Inc.	2	844
Thermo Fisher Scientific, Inc.	20	10,800
West Pharmaceutical Services, Inc.	4	1,647
Zimmer Biomet Holdings, Inc.	10	1,634
		75,740
Healthcare-Services - 1.9%
Anthem, Inc.	12	4,608
Catalent, Inc. (a)	8	958
Centene Corp. (a)	28	1,921
Charles River Laboratories International, Inc. (a)	2	814
DaVita, Inc. (a)	4	481
HCA Healthcare, Inc.	14	3,475
Humana, Inc.	6	2,555
IQVIA Holdings, Inc. (a)	10	2,477
Laboratory Corp. of American Holdings (a)	4	1,185
Quest Diagnostics, Inc.	6	851
UnitedHealth Group, Inc.	46	18,962
Universal Health Services, Inc. - Class B	4	642
		38,929
Home Builders - 0.2%
DR Horton, Inc.	16	1,527
Lennar Corp. - Class A	14	1,472
PulteGroup, Inc.	14	768
		3,767
Home Furnishings - 0.1%
Leggett & Platt, Inc.	6	288
Whirlpool Corp.	4	886
		1,174
Household Products/Wares - 0.2%
Avery Dennison Corp.	4	843
Church & Dwight Co., Inc.	12	1,039
Kimberly-Clark Corp.	16	2,172
The Clorox Co.	6	1,085
		5,139
Housewares - 0.0% (b)
Newell Brands, Inc.	18	446
Insurance - 2.9%
Aflac, Inc.	32	1,760
American International Group, Inc.	42	1,989
Aon PLC - ADR	12	3,120
Arthur J Gallagher & Co.	10	1,393
Assurant, Inc.	4	631
Berkshire Hathaway, Inc. - Class B (a)	94	26,159
Chubb Ltd. - ADR	22	3,712
Cincinnati Financial Corp.	8	943
Everest Re Group Ltd. - ADR	2	506
Globe Life, Inc.	4	372
Lincoln National Corp.	8	493
Loews Corp.	12	643
Marsh & McLennan Cos., Inc.	26	3,828
MetLife, Inc.	38	2,193
Principal Financial Group, Inc.	12	746
Prudential Financial, Inc.	20	2,006
The Allstate Corp.	14	1,821
The Hartford Financial Services Group, Inc.	18	1,145
The Progressive Corp.	30	2,855
The Travelers Cos., Inc.	12	1,787
Unum Group	10	274
W R Berkley Corp.	6	439
Willis Towers Watson PLC - ADR	6	1,236
		60,051
Internet - 10.4%
Alphabet, Inc. - Class A (a)	14	37,723
Alphabet, Inc. - Class C (a)	14	37,862
Amazon.com, Inc. (a)	22	73,207
Booking Holdings, Inc. (a)	2	4,357
CDW Corp.	6	1,100
eBay, Inc.	32	2,183
Etsy, Inc. (a)	6	1,101
Expedia Group, Inc. (a)	8	1,287
F5 Networks, Inc. (a)	2	413
Facebook, Inc. - Class A (a)	120	42,756
Netflix, Inc. (a)	22	11,387
NortonLifeLock, Inc.	28	695
Twitter, Inc. (a)	40	2,790
VeriSign, Inc. (a)	4	865
		217,726
Iron/Steel - 0.1%
Nucor Corp.	14	1,456
Leisure Time - 0.1%
Carnival Corp. - ADR (a)	40	866
Norwegian Cruise Line Holdings Ltd. - ADR (a)	18	432
Royal Caribbean Cruises Ltd. - ADR (a)	10	769
		2,067
Lodging - 0.3%
Hilton Worldwide Holdings, Inc. (a)	14	1,840
Las Vegas Sands Corp. (a)	16	677
Marriott International, Inc. - Class A (a)	14	2,044
MGM Resorts International	20	751
Wynn Resorts Ltd. (a)	6	590
		5,902
Machinery-Construction & Mining - 0.3%
Caterpillar, Inc.	28	5,789
Machinery-Diversified - 0.7%
Deere & Co.	16	5,785
Dover Corp.	8	1,337
IDEX Corp.	4	907
Ingersoll Rand, Inc. (a)	18	880
Otis Worldwide Corp.	20	1,791
Rockwell Automation, Inc.	6	1,844
Westinghouse Air Brake Technologies Corp.	8	679
Xylem, Inc.	8	1,007
		14,230
Media - 1.8%
Charter Communications, Inc. - Class A (a)	6	4,464
Comcast Corp. - Class A	228	13,413
Discovery, Inc. - Class A (a)	8	232
Discovery, Inc. - Class C (a)	14	379
DISH Network Corp. - Class A (a)	12	503
Fox Corp. - Class A	16	571
Fox Corp. - Class B	8	266
News Corp. - Class A	20	493
News Corp. - Class B	6	141
ViacomCBS, Inc.	30	1,228
Walt Disney Co. (a)	90	15,842
		37,532
Mining - 0.3%
Freeport-McMoRan, Inc.	72	2,743
Newmont Goldcorp Corp.	40	2,513
		5,256
Miscellaneous Manufacturing - 1.1%
3M Co.	28	5,543
A O Smith Corp.	6	422
Eaton Corp. PLC - ADR	20	3,161
General Electric Co.	436	5,646
Illinois Tool Works, Inc.	14	3,174
Parker-Hannifin Corp.	6	1,872
Textron, Inc.	12	828
Trane Technologies PLC - ADR	12	2,443
		23,089
Office/Business Equipment - 0.1%
Zebra Technologies Corp. - Class A (a)	2	1,105
Oil & Gas - 1.9%
APA Corp.	18	338
Cabot Oil & Gas Corp.	20	320
Chevron Corp.	96	9,774
ConocoPhillips	68	3,812
Devon Energy Corp.	30	775
Diamondback Energy, Inc.	10	771
EOG Resources, Inc.	30	2,186
Exxon Mobil Corp.	210	12,090
Hess Corp.	14	1,070
Marathon Oil Corp.	40	464
Marathon Petroleum Corp.	32	1,767
Occidental Petroleum Corp.	42	1,096
Phillips 66	22	1,616
Pioneer Natural Resources Co.	12	1,744
Valero Energy Corp.	20	1,339
		39,162
Oil & Gas Services - 0.2%
Baker Hughes Co.	36	765
Halliburton Co.	44	910
NOV, Inc. (a)	20	276
Schlumberger Ltd. - ADR	70	2,018
		3,969
Packaging & Containers - 0.2%
Amcor PLC - ADR	76	879
Ball Corp.	16	1,294
Packaging Corp. of America	4	566
Sealed Air Corp.	8	454
Westrock Co.	14	689
		3,882
Pharmaceuticals - 4.6%
AbbVie, Inc.	88	10,234
AmerisourceBergen Corp.	8	977
AstraZeneca PLC - ADR	0	14
Becton Dickinson and Co.	14	3,581
Bristol-Myers Squibb Co.	112	7,601
Cardinal Health, Inc.	14	831
Cigna Corp.	18	4,131
CVS Health Corp.	66	5,436
DexCom, Inc. (a)	4	2,062
Eli Lilly & Co.	40	9,740
Johnson & Johnson	130	22,386
McKesson Corp.	8	1,631
Merck & Co., Inc.	126	9,686
Organon & Co. (a)	12	348
Perrigo Co. PLC - ADR	6	288
Pfizer, Inc.	278	11,901
Viatris, Inc.	60	844
Zoetis, Inc.	24	4,865
		96,556
Pipelines - 0.2%
Kinder Morgan, Inc.	96	1,669
ONEOK, Inc.	22	1,143
Williams Cos., Inc.	60	1,503
		4,315
Real Estate - 0.1%
CBRE Group, Inc. - Class A (a)	16	1,543
Retail - 4.7%
Advance Auto Parts, Inc.	4	848
AutoZone, Inc. (a)	2	3,247
Best Buy Co., Inc.	12	1,348
CarMax, Inc. (a)	8	1,072
Chipotle Mexican Grill, Inc. (a)	2	3,727
Costco Wholesale Corp.	22	9,454
Darden Restaurants, Inc.	6	875
Dollar General Corp.	12	2,792
Dollar Tree, Inc. (a)	12	1,198
Domino's Pizza, Inc.	2	1,051
Genuine Parts Co.	8	1,015
L Brands, Inc.	12	961
Lowe's Cos., Inc.	36	6,937
McDonald's Corp.	38	9,223
O'Reilly Automotive, Inc. (a)	4	2,415
Ross Stores, Inc.	18	2,208
Starbucks Corp.	58	7,043
Target Corp.	24	6,265
The Gap, Inc.	10	292
The Home Depot, Inc.	52	17,066
The TJX Cos., Inc.	60	4,129
Tractor Supply Co.	6	1,086
Ulta Beauty, Inc. (a)	2	672
Walgreens Boots Alliance, Inc.	36	1,697
Walmart, Inc.	68	9,693
Yum! Brands, Inc.	14	1,839
		98,153
Savings & Loans - 0.0% (b)
People's United Financial, Inc.	22	345
Semiconductors - 4.9%
Advanced Micro Devices, Inc. (a)	60	6,371
Analog Devices, Inc.	18	3,014
Applied Materials, Inc.	46	6,437
Broadcom, Inc.	20	9,708
Intel Corp.	200	10,744
IPG Photonics Corp. (a)	2	436
KLA Corp.	8	2,785
Lam Research Corp.	8	5,099
Maxim Integrated Products, Inc.	14	1,399
Microchip Technology, Inc.	14	2,004
Micron Technology, Inc. (a)	56	4,344
Monolithic Power Systems, Inc.	2	898
NVIDIA Corp.	120	23,399
NXP Semiconductors NV - ADR	14	2,889
Qorvo, Inc. (a)	6	1,138
QUALCOMM, Inc.	56	8,389
Skyworks Solutions, Inc.	8	1,476
Teradyne, Inc.	8	1,016
Texas Instruments, Inc.	46	8,769
Xilinx, Inc.	12	1,798
		102,113
Shipbuilding - 0.0% (b)
Huntington Ingalls Industries, Inc.	2	410
Software - 9.2%
Activision Blizzard, Inc.	38	3,178
Adobe, Inc. (a)	24	14,919
Akamai Technologies, Inc. (a)	8	959
ANSYS, Inc. (a)	4	1,474
Autodesk, Inc. (a)	10	3,211
Broadridge Financial Solutions, Inc.	6	1,041
Cadence Design System, Inc. (a)	14	2,067
Cerner Corp.	14	1,125
Citrix Systems, Inc.	6	604
Electronic Arts, Inc.	14	2,015
Fidelity National Information Services, Inc.	30	4,472
Fiserv, Inc. (a)	30	3,453
Intuit, Inc.	14	7,420
Jack Henry & Associates, Inc.	4	696
Microsoft Corp.	374	106,556
MSCI, Inc.	4	2,384
Oracle Corp.	90	7,843
Paychex, Inc.	16	1,821
Paycom Software, Inc. (a)	2	800
PTC, Inc. (a)	6	813
Roper Technologies, Inc.	6	2,948
salesforce.com, Inc. (a)	46	11,129
ServiceNow, Inc. (a)	10	5,879
Synopsys, Inc. (a)	8	2,304
Take-Two Interactive Software, Inc. (a)	6	1,041
Tyler Technologies, Inc. (a)	2	985
		191,137
Telecommunications - 2.0%
Arista Networks, Inc. (a)	2	761
AT&T, Inc.	356	9,986
Cisco Systems, Inc.	210	11,628
Corning, Inc.	38	1,591
Juniper Networks, Inc.	16	450
Lumen Technologies, Inc.	50	623
Motorola Solutions, Inc.	8	1,791
T-Mobile US, Inc. (a)	30	4,320
Verizon Communications, Inc.	206	11,491
		42,641
Textiles - 0.0% (b)
Mohawk Industries, Inc. (a)	2	390
Toys/Games/Hobbies - 0.0% (b)
Hasbro, Inc.	6	597
Transportation - 1.4%
CH Robinson Worldwide, Inc.	6	535
CSX Corp.	114	3,684
Expeditors International of Washington, Inc.	8	1,026
FedEx Corp.	12	3,359
JB Hunt Trasport Services, Inc.	4	674
Kansas City Southern	4	1,071
Norfolk Southern Corp.	12	3,094
Old Dominion Freight Line, Inc.	4	1,077
Union Pacific Corp.	34	7,438
United Parcel Service, Inc. - Class B	36	6,889
		28,847
Water - 0.1%
American Water Works Co., Inc.	10	1,701
TOTAL COMMON STOCKS (Cost $1,800,968)		1,805,255

REAL ESTATE INVESTMENT TRUSTS - 2.2%
Alexandria Real Estate Equities, Inc.	6	1,208
American Tower Corp.	22	6,222
AvalonBay Communities, Inc.	6	1,367
Boston Properties, Inc.	8	939
Crown Castle International Corp.	22	4,248
Digital Realty Trust, Inc.	14	2,158
Duke Realty Corp.	18	916
Equinix, Inc.	4	3,282
Equity Residential	18	1,514
Essex Property Trust, Inc.	4	1,312
Extra Space Storage, Inc.	6	1,045
Federal Realty Investment Trust	4	470
Healthpeak Properties, Inc.	26	961
Host Hotels & Resorts, Inc. (a)	36	574
Iron Mountain, Inc.	14	613
Kimco Realty Corp.	22	469
Mid-America Apartment Communities, Inc.	6	1,159
Prologis, Inc.	36	4,609
Public Storage	8	2,500
Realty Income Corp.	18	1,265
Regency Centers Corp.	8	523
SBA Communications Corp.	6	2,046
Simon Property Group, Inc.	16	2,024
UDR, Inc.	14	770
Ventas, Inc.	18	1,076
Vornado Realty Trust	8	348
Welltower, Inc.	20	1,737
Weyerhaeuser Co.	38	1,282
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $46,748)		46,637
	Principal Amount
SHORT-TERM INVESTMENTS - 6.3%
Money Market Deposit Accounts - 6.3%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$131,339	131,339
TOTAL SHORT-TERM INVESTMENTS (Cost $131,339)		131,339

Total Investments (Cost $1,979,055) - 95.2%		1,983,231
Other Assets in Excess of Liabilities - 4.8%		99,942
TOTAL NET ASSETS - 100.0%		$2,083,173

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	The rate shown is as of July 31, 2021.
For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Schedule of Open Futures Contracts
Number of Contracts	Long/Short	Description	Expiration Date	Notional Value	Value & Unrealized Appreciation (Depreciation)
6	Long	S&P 500 Annual Dividend Futures Index (a)	12/17/2021	$89,400	$(96)
6	Long	S&P 500 Annual Dividend Futures Index (a)	12/16/2022	93,150	(171)
6	Long	S&P 500 Annual Dividend Futures Index (a)	12/15/2023	96,150	129
					$(138)

(a) Exchange-Traded.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Common Stocks	$ 1,805,255	$ -	$ -	$ -	$ 1,805,255
Real Estate Investment Trusts	46,637	-	-	-	46,637
Short-Term Investments	131,339	-	-	-	131,339
Total Investments in Securities	$ 1,983,231	$ -	$ -	$ -	$ 1,983,231

Other Financial Instruments (a)
Futures Contracts	$ (138)	$ -	$ -	$ -	$ (138)
^ See Schedule of Investments for industry breakouts.

(a) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation on the instrument.

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.